SEGMENTS	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure

NOTE 17 – Segments:

Teva has two reportable segments: generic and specialty medicines. The generic medicines segment develops, manufactures, sells and distributes generic or branded generic medicines. This segment includes Teva's over-the-counter ("OTC") business, including PGT, Teva's consumer healthcare joint venture with P&G. Also included in this segment is Teva's API manufacturing businesses. The specialty medicines segment engages in the development, manufacture, sale and distribution of branded specialty medicines, most significantly in the core therapeutic areas of central nervous system medicines and respiratory medicines, as well as other therapeutic areas, such as oncology, women’s health and selected other areas.

Teva's other activities include distribution activities mainly in the United States, Israel and Hungary, sales of medical devices and contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition and other miscellaneous items.

Following the Actavis Generics and Anda acquisitions in 2016, Teva conducted an analysis of its business segments, resulting in a change to Teva's segment reporting and goodwill assignment.

Teva’s management reassessed its organizational structure and concluded that in order to enhance its managers’ accountability and gain better control over all activities, its reporting segments will be reorganized as follows, commencing in the fourth quarter of 2016:

  The generic medicines segment includes all Teva legacy generics activity, with the addition of:
  All Actavis activities, excluding contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition; and
  Teva’s OTC business.
  The specialty medicines segment includes all Teva specialty activity without any change.
  Other non-segment activities include other Teva business (excluding the OTC business), with the addition of:
  Contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition; and
  Anda’s distribution activity.

All the above changes were reflected through retroactive revision of prior period segment information.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines to make decisions about resources to be allocated to the segments and assess their performance.

Segment profit is comprised of gross profit for the segment, less R&D and S&M expenses related to the segment. Segment profit does not include G&A expenses, amortization and certain other items. Beginning in the fourth quarter of 2016, Teva’s OTC business is included in its generic medicines segment. The data presented have been conformed to reflect these changes for all relevant periods.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

Teva's newly appointed President and Chief Executive Officer may review its strategy and organizational structure. Any changes in strategy may lead to a reevaluation of the Company's segments and goodwill allocation to reporting units as well as fair value attributable to its reporting units. See note 7.

a. Segment information

The following tables present profit by segments and a reconciliation of Teva's segment profit to Teva's consolidated income before income taxes, for the nine months ended September 30, 2017 and 2016:

	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Revenues	$3,007	$3,259	$2,034	$2,048
Gross profit	1,158	1,590	1,757	1,783
R&D expenses	162	185	217	228
S&M expenses	377	423	388	458
Segment profit	$619	$982	$1,152	$1,097

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Revenues	$9,143	$8,274	$6,119	$6,471
Gross profit	3,844	3,861	5,362	5,632
R&D expenses	553	448	722	702
S&M expenses	1,202	1,178	1,288	1,393
Segment profit	$2,089	$2,235	$3,352	$3,537

	Three months ended		Nine months ended
	September 30,		September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Generic medicines profit	$619	$982	$2,089	$2,235
Specialty medicines profit	1,152	1,097	3,352	3,537
Total segment profit	1,771	2,079	5,441	5,772
Profit of other activities	17	19	61	28
	1,788	2,098	5,502	5,800
Amounts not allocated to segments:
Amortization	357	429	1,088	811
General and administrative expenses	330	310	838	925
Goodwill impairment	-	-	6,100	-
Impairments, restructuring and others	550	(410)	1,209	421
Inventory step-up	-	152	67	243
Other R&D expenses	150	252	176	262
Costs related to regulatory actions taken in facilities	(1)	46	48	123
Legal settlements and loss contingencies	(20)	533	324	674
Other unallocated amounts	44	21	119	50

Consolidated operating income (loss)	378	765	(4,467)	2,291
Financial expenses - net	259	150	704	553
Consolidated income (loss) before income taxes	$119	$615	$(5,171)	$1,738

b. Segment revenues by geographic area:
	Three months ended		Nine months ended
	September 30,		September 30,

	2017	2016	2017	2016

	(U.S. $ in millions)
Generic Medicines
United States	$1,179	$1,293	$3,850	$3,161
Europe	985	933	2,930	2,494
Rest of the World	843	1,033	2,363	2,619
Total Generic Medicines	3,007	3,259	9,143	8,274
Specialty Medicines
United States	1,493	1,558	4,521	5,007
Europe	447	406	1,304	1,214
Rest of the World	94	84	294	250
Total Specialty Medicines	2,034	2,048	6,119	6,471
Other Revenues
United States	317	12	941	19
Europe	80	71	237	176
Rest of the World	172	173	486	471
Total Other Revenues	569	256	1,664	666
Total Revenues	$5,610	$5,563	$16,926	$15,411

c. Net revenues from specialty medicines:
	Three months ended		Nine months ended
	September 30,		September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)

CNS	$1,146	$1,302	$3,442	$4,040
Copaxone®	987	1,061	2,980	3,208
Azilect®	36	101	130	322
Nuvigil®	21	21	52	175
Respiratory	351	270	977	949
ProAir®	155	118	399	426
QVAR®	95	96	300	346
Oncology	302	269	852	871
Treanda® and Bendeka®	181	149	501	511
Women's health	119	109	358	336
Other Specialty*	116	98	490	275
Total Specialty Medicines	$2,034	$2,048	$6,119	$6,471

* Includes aggregate payments of $150 million related to the Ninlaro® transaction in the first half of 2017.

It is impractical to present revenues by product for our generic medicines segment.

A significant portion of Teva's revenues, and a higher proportion of the profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer has patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, Teva relies heavily on sales of Copaxone®, its leading specialty medicine. In October 2017, the FDA approved a generic version of Copaxone® 40 mg /mL and an additional generic version of Copaxone® 20 mg/mL and a hybrid version of Copaxone® 40 mg/mL was approved in the European Union (" EU"). Any substantial reduction in the number of patients taking Copaxone® would likely have a material adverse effect on Teva's financial results and cash flow.

Copaxone® 40 mg/mL is protected by five U.S. Orange Book patents that expire in 2030. All of the claims of three of those patents were declared to be unpatentable by the U.S. Patent Office in inter partes review (“IPR”) proceedings, and Teva has appealed those decisions. A petition filed for an IPR against a fourth Orange Book patent was withdrawn on May 2, 2017. These four patents have also been challenged in paragraph IV litigation in the United States. A trial was held in the United States District Court for the District of Delaware, and in January 2017 the court held that the asserted claims of these four patents were invalid. Teva has appealed this decision. A separate paragraph IV litigation in the United States regarding the fifth Orange Book patent, which was issued in August 2016, has been dismissed with prejudice, but may nonetheless be revived pending the outcomes of appeals. Teva has also filed suit against multiple abbreviated new drug applications (“ANDA”) filers to assert two non-Orange Book process patents which expire in 2035. These cases are now all pending in the United States District Court for the District of Delaware. At least one competitor has obtained final approval and has launched its generic 40 mg/mL product in the market. The launch of a generic version of Copaxone® 40mg/mL prior to final resolution of the pending patent appeals and litigations should be considered an “at-risk” launch, meaning if any of the litigations is resolved in Teva’s favor, the generic could face significant damages and other potential remedies. Copaxone® 40 mg/mL is also protected by one European patent expiring in 2030. This patent was challenged in the U.K. and on October 26, 2017 the U.K. court issued a decision finding the U.K. designation of the patent invalid. Teva is considering an appeal on this decision. This patent is being challenged in Italy and in opposition proceedings at the European Patent Office.

Teva's multiple sclerosis franchise includes Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis). The profitability of the multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to the MS franchise. It does not include G&A expenses, amortization and certain other items. The profit of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 80.3% for the nine months ended September 30, 2017, compared to 81.6% for the nine months ended September 30, 2016.